SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | item	2
Revenues and gross profit generated from each segment
Net revenues	$ 2,853,078	$ 3,467,626	$ 2,960,627
Cost of revenues	2,435,890	2,890,856	2,379,633
Gross profit	417,188	576,770	580,994
Operating segment | Module
Revenues and gross profit generated from each segment
Net revenues	2,821,142	2,672,689	2,034,626
Cost of revenues	2,426,618	2,277,904	1,721,474
Gross profit	394,524	394,785	313,152
Operating segment | Energy
Revenues and gross profit generated from each segment
Net revenues	110,560	979,247	1,212,899
Cost of revenues	69,544	778,951	931,761
Gross profit	41,016	200,296	281,138
Eliminations
Revenues and gross profit generated from each segment
Net revenues	(78,624)	(184,310)	(286,898)
Cost of revenues	(60,272)	(165,999)	(273,602)
Gross profit	$ (18,352)	$ (18,311)	$ (13,296)